Pay vs Performance Disclosure		12 Months Ended
	Jan. 06, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. “Compensation actually paid” includes payments made to executives during the applicable year such as salary, performance bonus, and various benefits. The SEC’s valuation methods for this section emphasize the changes in fair value of equity awards under applicable financial accounting standards, and as such, references to “compensation actually paid” below reflects the change in equity award values on the applicable calculation dates and does not necessarily reflect what our NEOs received year-to-year.
This is highlighted by the 2020 values in the Pay Versus Performance (PvP) Tables 1 and Table 2 below, where the “compensation actually paid” numbers are negative. The three PvP tables below, along with three PvP charts and their respective footnotes, are Devon’s disclosure to the new SEC requirements.
PvP Table 1: Named Executive Officer “Compensation Actually Paid”
1,10

Year	SCT Total CEO 2,4	“Compensation Actually Paid” to CEO 3,4	Average SCT Total for Other NEOs 2,5	Average “Compensation Actually Paid” to Other NEOs 3,5	Value of a $100 Investment in Devon Based on Cumulative TSR 6,10	Value of a $100 Investment in the Peer Group Based on Cumulative TSR 6,7,10	Post-Tax Net Income 8,10	CROCE 9,10

2022	$14,525	$ 30,810	$5,374	$ 8,665	$285	$143	$6.031B	62%

2021-Muncrief	$11,915	$ 39,748	$4,596	$12,245	$191	$121	$2.808B	39%
2021-Hager	$3,391	$ 31,575

2020	$13,355	($4,994)	$4,536	($444)	$65	$58	($2.688B)	27%

1
Dollar amounts are shown in thousands, except where otherwise indicated. Amounts in parentheses are negative. References to our CEO are also references to our principal executive officer (“PEO”) for purposes of this section.

2	“SCT Total” is the Summary Compensation Table’s total for the applicable year.

3	The calculation for “Compensation Actually Paid” is shown in “PvP Table 3”.

4	The CEO for each year is as follows:

2022: Richard E. Muncrief

2021: Richard E. Muncrief, from January 7
th
to the end of the year; David A. Hager, from January 1
st
to 6
th
. After January 6
th
, Mr. Hager assumed the position of Executive Chair of the Board of Directors until his retirement in early 2023.

2020: David A. Hager

5	The other NEOs for each year are as follows:

2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.

2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

2020: Tana K. Cashion, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

6
“TSR” is Total Shareholder Return including reinvested dividends. It is a measure of finance performance indicating the growth or decline in an investment’s value over a specified period. For 2022, “Cumulative TSR” is measured from the last trading day of 2019 to the last trading day of 2022; for 2021, the range is the last trading day of 2019 to the last trading day of 2021; and for 2020, the range is the last trading day of 2019 to the last trading day of 2020. For Devon, Cumulative TSR for 2022, 2021, and 2020 was 185%, 91%, and
-35%,
respectively. For the Peer Group, Cumulative TSR was 43%, 21%, and
-42%
for the same periods.

7
The 2022 peer group is the SPDR S&P Oil & Gas Exploration & Production ETF (Symbol: XOP). The 2021 peer group is comprised of APA Corporation, ConocoPhillips, Continental Resources, Diamondback Energy, Inc., EOG Resources, Inc., Marathon Oil Corporation, Ovintiv, Inc., Pioneer Natural Resources Company, and the S&P Midcap 400 Index. Cimarex Energy Co. is excluded from this Cumulative TSR calculation due to its subsequent acquisition, and the S&P Midcap 400 is excluded due to incomparability on a market capitalized basis. The 2020 peer group was comprised of APA Corporation, Chesapeake Energy Corporation, Cimarex Energy Co, Continental Resources, Inc., EOG Resources, Inc., Marathon Oil Corporation, Occidental Petroleum Corporation, Ovintiv, Inc., and Pioneer Natural Resources Company. Chesapeake Energy Corporation is excluded from this Cumulative TSR calculation due to the impact of their subsequent bankruptcy filing, and Cimarex Energy Co. is excluded due to the company’s subsequent acquisition.

8	Post-Tax Net Income is disclosed in the Comprehensive Statements of Consolidated Earnings of Devon’s annual report as “Comprehensive earnings (loss) attributable to Devon.

9
Cash Return on Capital Employed (CROCE) is an important financial measure used by the Company to link “compensation actually paid” to Company performance because of the importance of capital efficiency to successful operations in the oil and gas exploration and production industry. In Devon’s annual performance scorecard published in the “Annual Performance Bonus” section of this Proxy Statement (and the same section title in the 2021 and 2020 proxy statements), CROCE was weighted as the joint-highest measure of performance on preset annual goals. The Company’s other important financial measures used to link “compensation actually paid” to Company performance are used to calculate Devon’s Annual Performance Bonus and can be found on page 43.

10	The PvP Charts below illustrate the relationship between various performance measures and “Compensation Actually Paid.”

Company Selected Measure Name		Cash Return on Capital Employed (CROCE)
Named Executive Officers, Footnote [Text Block]
5	The other NEOs for each year are as follows:

2022: Dennis C. Cameron, Clay M. Gaspar, David G. Harris, and Jeffrey L. Ritenour.

2021: Tana K. Cashion, Clay M. Gaspar, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

2020: Tana K. Cashion, David G. Harris, Jeffrey L. Ritenour, and Lyndon C. Taylor.

Peer Group Issuers, Footnote [Text Block]		For the Peer Group, Cumulative TSR was 43%, 21%, and -42% for the same periods.
Adjustment To PEO Compensation, Footnote [Text Block]

			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The difference in the fair value from start to end of the year for all stock awards outstanding 4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2022	CEO	$14,525	$10,405	$0	$26,691	$0	$30,810
	Other NEO Average	$5,374	$3,717	$0	$7,008	$0	$8,665
2021	CEO-Muncrief	$11,915	$8,311	$0	$36,144	$0	$39,748
	CEO-Hager	$3,391	$712	$0	$28,897	$0	$31,575
	Other NEO Average	$4,596	$1,881	$0	$9,530	$0	$12,245
2020	CEO	$13,355	$9,509	$0	($8,840)	$0	($4,994)
	Other NEO Average	$4,536	$2,405	$1,038	($1,904)	$368	($444)

Non-PEO NEO Average Total Compensation Amount		$ 5,374		$ 4,596	$ 4,536
Non-PEO NEO Average Compensation Actually Paid Amount		$ 8,665		12,245	(444)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

			Subtract (-)	Subtract (-)	Add (+)	Add (+)	Equals (=)
Year	Executive	SCT Total Compensation	Fair Value of Stock-Based Awards Granted During the Year	Change in Pension Value for the Year	The difference in the fair value from start to end of the year for all stock awards outstanding 4	Pension Service Cost and Cost of Additional Pension Benefits Due to Plan Amendment	“Compensation Actually Paid”
2022	CEO	$14,525	$10,405	$0	$26,691	$0	$30,810
	Other NEO Average	$5,374	$3,717	$0	$7,008	$0	$8,665
2021	CEO-Muncrief	$11,915	$8,311	$0	$36,144	$0	$39,748
	CEO-Hager	$3,391	$712	$0	$28,897	$0	$31,575
	Other NEO Average	$4,596	$1,881	$0	$9,530	$0	$12,245
2020	CEO	$13,355	$9,509	$0	($8,840)	$0	($4,994)
	Other NEO Average	$4,536	$2,405	$1,038	($1,904)	$368	($444)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
PvP Table 2: Other Measures important in Linking Performance to “Compensation Actually Paid”

Other Important Measures 1

Free Cash Flow (FCF)	Emissions Reduction	ESG & Community Engagement	Total Oil & Gas Production	Total Capital Expenditures

Total Shareholder Return Amount		$ 285		191	65
Peer Group Total Shareholder Return Amount		143		121	58
Net Income (Loss)		$ 6,031,000,000.000		$ 2,808,000,000	$ (2,688,000,000)
Company Selected Measure Amount		0.62		0.39	0.27
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow (FCF)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		EmissionsReduction
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		ESG & Community Engagement
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total Oil & Gas Production
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Total Capital Expenditures
Muncrief [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 14,525		$ 11,915
PEO Actually Paid Compensation Amount		$ 30,810		39,748
PEO Name		Richard E. Muncrief	Richard E. Muncrief
Hager [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				3,391	$ 13,355
PEO Actually Paid Compensation Amount				31,575	$ (4,994)
PEO Name	Mr. Hager				David A. Hager
PEO [Member] | Fair Value Of Stock Based Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 10,405
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | The Difference In The Fair Value From Start To End Of The Year For All Stock Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,691
PEO [Member] | Pension Service Cost and Cost Of Additional Pension Benefits Due To Plan Amendment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Muncrief [Member] | Fair Value Of Stock Based Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,311
PEO [Member] | Muncrief [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Muncrief [Member] | The Difference In The Fair Value From Start To End Of The Year For All Stock Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				36,144
PEO [Member] | Muncrief [Member] | Pension Service Cost and Cost Of Additional Pension Benefits Due To Plan Amendment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0
PEO [Member] | Muncrief [Member] | Year End Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,005		18,136
PEO [Member] | Muncrief [Member] | Awards Outstanding During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,003		24,292
PEO [Member] | Muncrief [Member] | Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,088		2,027
PEO [Member] | Muncrief [Member] | Grant Date Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,405)		(8,311)
PEO [Member] | Muncrief [Member] | Total Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,691		36,144
PEO [Member] | Hager [Member] | Fair Value Of Stock Based Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				712	$ 9,509
PEO [Member] | Hager [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Hager [Member] | The Difference In The Fair Value From Start To End Of The Year For All Stock Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				28,897	(8,840)
PEO [Member] | Hager [Member] | Pension Service Cost and Cost Of Additional Pension Benefits Due To Plan Amendment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Hager [Member] | Year End Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,555	7,572
PEO [Member] | Hager [Member] | Awards Outstanding During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				17,015	(4,435)
PEO [Member] | Hager [Member] | Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				11,040	(2,469)
PEO [Member] | Hager [Member] | Grant Date Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(712)	(9,509)
PEO [Member] | Hager [Member] | Total Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				28,897	(8,840)
Non-PEO NEO [Member] | Fair Value Of Stock Based Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,717		1,881	2,405
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	1,038
Non-PEO NEO [Member] | The Difference In The Fair Value From Start To End Of The Year For All Stock Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,008		9,530	(1,904)
Non-PEO NEO [Member] | Pension Service Cost and Cost Of Additional Pension Benefits Due To Plan Amendment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0		0	368
Non-PEO NEO [Member] | Year End Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,533		5,130	1,915
Non-PEO NEO [Member] | Awards Outstanding During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,105		5,653	(935)
Non-PEO NEO [Member] | Awards Vesting During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,997		1,653	(479)
Non-PEO NEO [Member] | Grant Date Fair Value Awards Made During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,627)		(2,351)	(2,405)
Non-PEO NEO [Member] | Total Change In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,008		$ 9,530	$ (1,904)